ACCOUNTS RECEIVABLE	12 Months Ended
Dec. 31, 2017
ACCOUNTS AND NOTES RECEIVABLE [Abstract]
ACCOUNTS RECEIVABLE
6.	ACCOUNTS RECEIVABLE

Accounts receivable consists of the following:

	As of December 31,
	2016	2017

Accounts receivable	$7,541	$9,116
Allowance of doubtful accounts	(2,839)	(2,856)

Accounts receivable, net	$4,702	$6,260

Accounts receivable mainly represent amounts earned under advertising contracts and IVAS business at the respective balance sheet dates. These amounts become billable according to the contract term.

Movement of allowance for doubtful accounts is as follows:

	As of December 31,
	2015	2016	2017

Balance at beginning of year	$2,946	$3,252	$2,839
Charge to expenses	788	(205)	46
Exchange difference	(482)	(208)	(29)

Balance at end of year	$3,252	$2,839	$2,856